Fair Value Measures and Disclosures (Tables)	12 Months Ended
Feb. 24, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured at fair value within our Consolidated Balance Sheets as of February 24, 2023 and February 25, 2022 are summarized below:

Fair Value of Financial Instruments	February 24, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$90.4	$—	$—	$90.4
Restricted cash	6.8	—	—	6.8
Foreign exchange forward contracts	—	2.3	—	2.3
Auction rate security	—	—	2.1	2.1
	$97.2	$2.3	$2.1	$101.6
Liabilities:
Foreign exchange forward contracts	$—	$(0.3)	$—	$(0.3)
Contingent consideration	—	—	(9.5)	(9.5)
	$—	$(0.3)	$(9.5)	$(9.8)

Fair Value of Financial Instruments	February 25, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$200.9	$—	$—	$200.9
Restricted cash	6.1	—	—	6.1
Foreign exchange forward contracts	—	1.0	—	1.0
Auction rate security	—	—	2.6	2.6
	$207.0	$1.0	$2.6	$210.6
Liabilities:
Foreign exchange forward contracts	$—	$(0.3)	$—	$(0.3)
Contingent consideration	—	—	(4.9)	(4.9)
	$—	$(0.3)	$(4.9)	$(5.2)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Below is a roll-forward of assets and liabilities measured at estimated fair value using Level 3 inputs during the years ended February 24, 2023 and February 25, 2022:

Roll-forward of Fair Value Using Level 3 Inputs	Auction Rate Security - Other Assets	Contingent Consideration - Other Long-Term Liabilities
Balance as of February 26, 2021	$2.6	$—
Contingent consideration recorded on acquisition	—	4.9
Balance as of February 25, 2022	$2.6	$4.9
Unrealized loss on investment	(0.5)	—
Foreign currency gain	—	(0.6)
Change in estimated fair value	—	5.2
Balance as of February 24, 2023	$2.1	$9.5